Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000014875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.00%	2.32%	3.02%
C000014879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000063958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000014875
Average Annual Return [Line Items]
Average Annual Return, Percent	13.09%	3.27%	3.50%
Without Sales Load [Member] | C000014879
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%	3.52%	3.75%
Without Sales Load [Member] | C000063958
Average Annual Return [Line Items]
Average Annual Return, Percent	13.35%	3.52%	3.78%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
DWS Index: JP Morgan EMBI Global Diversified ex-CCC Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%	1.22%	3.58%
DWS Index: JP Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	2.71%	4.13%
DWS Index: JP Morgan EMBI Global Diversified ex-CCC Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%	1.22%	3.58%
DWS Index: JP Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	2.71%	4.13%
DWS Index: JP Morgan EMBI Global Diversified ex-CCC Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%	1.22%	3.58%
DWS Index: JP Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	2.71%	4.13%